CONDENSED STATEMENTS OF CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	$ 131,240	$ (165,310)	$ 214,459
Net cash (used in) provided by investing activities	(127,946)	58,562	(631,131)
Net cash (used in) provided by financing activities	(465,615)	587,471	192,065
Net (decrease) increase in cash and cash equivalents	(481,393)	463,161	(226,250)
Cash and cash equivalents at beginning of year	817,921	354,760	581,010
Cash and cash equivalents at end of year	336,528	817,921	354,760
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	117,398	(4,718)	914
Net cash (used in) provided by investing activities	11,575	(78,196)	(118,045)
Net cash (used in) provided by financing activities	(522,057)	489,695	(101,442)
Net (decrease) increase in cash and cash equivalents	(393,084)	406,782	(218,573)
Cash and cash equivalents at beginning of year	427,156	20,374	238,947
Cash and cash equivalents at end of year	$ 34,072	$ 427,156	$ 20,374